SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	May 19, 2023	Oct. 31, 2023	Apr. 30, 2023	Nov. 14, 2023	Sep. 30, 2023	Jul. 17, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Principal note principal						$ 1,944,000
Common Stock, Shares Authorized					300,000,000		300,000,000
Preferred Stock, Shares Authorized					10,000,000		10,000,000
Notes payable					$ 577,480		$ 93,744
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal note principal		$ 250,000
Promissory note maturity description		The promissory note is to be repaid within thirty days of the receipt of bridge funding received by the Company as a result of a planned private placement of equity securities.
Subsequent Event [Member] | Titan Environmental Solutions Inc [Member]
Subsequent Event [Line Items]
Capital Units, Authorized				425,000,000
Common Stock, Shares Authorized				400,000,000
Preferred Stock, Shares Authorized				25,000,000
Subsequent Event [Member] | Titan Environmental Solutions Inc [Member] | Series A convertible preferred stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized				630,900
Subsequent Event [Member] | Titan Trucking LLC [Member]
Subsequent Event [Line Items]
Notes payable			$ 592,470
Debt instrument maturity date			Apr. 30, 2028
Debt instrument, description			Interest accrues at 10.5% per annum for the first twelve months and shall increase 0.5 basis points on each anniversary of the note. The Company shall make interest-only payments for the first 60 months of the note and pay the principal in full on the fifth anniversary of the note.
Interest rate percentage			10.50%
Subsequent Event [Member] | Titan Trucking LLC [Member] | Series C Preferred Stock [Member] | Titan Merger Agreement [Member]
Subsequent Event [Line Items]
Shares issued	630,900